Financial Results (Tables)	12 Months Ended
Dec. 31, 2023
Financial Results
Schedule of financial results

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Financial income
Return on financial investments	540,672	406,270	146,408
Arrears charges on bills	200,341	265,818	320,469
Interest on taxes to be offset	89,938	63,810	36,649
Monetary variation and adjustment to present value of accounts			-
payable related to the concession (Note 25.1)	69,059	2,720	5,373
Remuneration of net sectorial assets and liabilities (Note 8)	62,795	146,753	35,902
Income and monetary restatement of judicial deposits	55,092	42,846	21,167
Exchange rate variation over the Itaipu power purchase	17,073	43,946	30,043
Other financial income	75,660	25,748	81,790
(-) Pis/Pasep and Cofins taxes on financial income	(41,514)	(41,498)	(41,216)
	1,069,116	956,413	901,605
( - ) Financial expenses
Monetary and exchange variation and debt charges	1,763,555	1,479,057	855,814
Monetary restatement on the provision for legal claims (Note 28.1)	77,715	-	8,621
Restatement of provision for allocation of PIS and
Cofins credits (Note 12.2.1)	58,518	29,324	-
Monetary variation and adjustment to present value of accounts
payable related to the concession (Note 25.1)	140,214	142,673	200,629
PIS/Pasep/Cofins taxes on interest on capital	101,251	107,720	34,382
Interest on tax installments	39,569	38,111	13,618
Interest on R&D and EEP (Note 24.1)	26,009	33,810	15,115
Interest on lease liabilities (Note 26.2)	24,292	19,441	13,176
Exchange rate variation over the Itaipu power purchase	10,605	27,584	58,814
Remuneration of net sectorial assets and liabilities (Note 8)	4,542	11,208	3,744
Other financial expenses	27,836	61,999	21,869
	2,274,106	1,950,927	1,247,970

	(1,204,990)	(994,514)	(346,365)
(-) Initial recognition of the restatement of provision for allocation of PIS and
Cofins credits (Note 12.2.1)	-	1,011,370	-

Net	(1,204,990)	(2,005,884)	(346,365)